UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10201

The Appleton Funds

(Exact name of registrant as specified in charter)

45 Milk Street

Boston, MA 02109

(Address of principal executive offices) (Zip code)

James I. Ladge

Appleton Partners, Inc.

45 Milk Street

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 617-338-0700

Date of fiscal year end: December 31

Date of reporting period: July 1, 2012 to September 30, 2012

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

APPLETON EQUITY GROWTH FUND

PORTFOLIO OF INVESTMENTS

September 30, 2012 (Unaudited)

Shares		Market Value
	COMMON STOCKS -97.4%
	CONSUMER, CYCLICAL - 12.2%
3,175	McDonald’s Corp.	$291,306
500	priceline.com, Inc.*	309,365
6,500	The Home Depot, Inc.	392,405
8,750	TJX Cos., Inc.	391,913
6,000	Under Armour, Inc. - Class A*	334,980

		1,719,969

	CONSUMER, NON-CYCLICAL - 10.4%
5,600	Church & Dwight Co., Inc.	302,344
2,850	Colgate-Palmolive Co.	305,577
3,500	Costco Wholesale Corp.	350,438
6,000	Kraft Foods, Inc. - Class A	248,100
3,700	PepsiCo, Inc.	261,849

		1,468,308

	ENERGY - 10.2%
3,200	Continental Resources, Inc.*	246,080
2,150	Core Laboratories N.V.	261,182
4,360	Exxon Mobil Corp.	398,722
3,500	National Oilwell Varco, Inc.	280,385
3,500	Schlumberger Ltd.	253,155

		1,439,524

	FINANCIALS - 10.5%
4,750	American Tower Corp. REIT	339,103
5,100	Bank of Nova Scotia	279,582
7,000	JPMorgan Chase & Co.	283,360
2,400	The Goldman Sachs Group, Inc.	272,832
9,000	Wells Fargo & Co.	310,770

		1,485,647

	HEALTHCARE - 12.0%
4,000	Abbott Laboratories	274,240
4,800	Cerner Corp.*	371,568
3,600	Edwards Lifesciences Corp.*	386,532
6,100	Express Scripts Holding Co.*	382,287
2,400	Perrigo Co.	278,808

		1,693,435

	INDUSTRIALS - 11.8%
4,575	Caterpillar, Inc.	393,633
13,500	CSX Corp.	280,125
13,000	General Electric Co.	295,230
3,250	Roper Industries, Inc.	357,142
1,600	W.W. Grainger, Inc.	333,392

		1,659,522

	INFORMATION TECHNOLOGY - 21.3%
5,900	Akamai Technologies, Inc.*	225,734
3,000	ANSYS, Inc.*	220,200
1,145	Apple, Inc.	764,013
10,000	EMC Corp.*	272,700
550	Google, Inc. - Class A*	414,975
1,950	International Business Machines Corp.	404,527
5,000	QUALCOMM, Inc.	312,450

APPLETON EQUITY GROWTH FUND

PORTFOLIO OF INVESTMENTS, Continued

September 30, 2012 (Unaudited)

Shares		Market Value
	COMMON STOCKS -97.4% (Continued)
	INFORMATION TECHNOLOGY - 21.3% (Continued)
2,850	Visa, Inc. - Class A	$382,698

		2,997,297

	MATERIALS - 6.7%
2,800	Agrium, Inc.	289,688
3,000	BHP Billiton, Ltd.- ADR	205,830
4,500	E.I. du Pont de Nemours & Co.	226,215
2,175	Praxair, Inc.	225,939

		947,672

	TELECOMMUNICATION SERVICES - 2.3%
7,150	Verizon Communications, Inc.	325,825

	TOTAL COMMON STOCKS (COST $9,491,245)	$13,737,199

	Money Market Mutual Fund - 2.9%
410,446	Fidelity Money Market Fund (Cost $410,446)	410,446

	TOTAL INVESTMENT SECURITIES - 100.3% (Cost $9,901,691)	$14,147,645

	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%	(47,131)

	NET ASSETS— 100.0%	$14,100,514

*	Non-income producing security

ADR—American Depositary Receipt.

REIT—Real Estate Investment Trust.

See accompanying Notes to Financial Statements.

APPLETON EQUITY GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS September 30, 2012 (Unaudited)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The strategy of the Fund is to invest in Level 1 securities. The Fund’s Board of Trustees has adopted a Fair Valuation policy should there be an exception to this strategy and in that event, has delegated authority to the members of the Valuation Committee (FVC) to make fair value determinations. In the event it would be necessary to do so, the Valuation Committee would make fair value determinations and provide recommendations to the Board of Trustees. The FVC includes Grady Hedgespeth, Douglas Chamberlain, and James Ladge.

In the event that fair value determinations would be necessary, the FVC would follow fair valuation guidelines that contain standing recommendations, approved by the Board of Trustees. Fair valuation determinations made under standing recommendations would be to reported on a regular, likely quarterly, basis, to the Board of Trustees. Pricing decisions, processes, and controls over fair value determinations would then be subject to internal and external reviews, by individuals connected with the management of the Fund, appointed in that event.

Fair valuation determinations that require greater levels of judgment would be referred to the FVC. Fair value situations could include, but are not limited to: (1) a significant event that affects the value of a Fund’s securities (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (2) illiquid securities; (3) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (4) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value. These inputs might include, but are not limited to, use of related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach, in which the anticipated future cash flows of the investment are discounted to calculate fair value, may also be used. In the event that the situation were to warrant it, discounts might also be applied due to the nature or duration of any restrictions on the disposition of the investments.

In the event it were necessary, the FVC would monitor the results of fair valuation determinations and regularly report the results to the Fund’s Board of Trustees. A description of the update process to fair valuation guidelines that may occur periodically based upon back-testing results or industry best practices would be determined at that time.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Total Investments in Securities	$13,737,199	$410,446	$—	$14,147,645

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012. There were no Level 3 securities held during the period.

Tax Information – As of September 30, 2012, the Fund’s Federal tax cost of investment securities was $9,901,691 resulting in net unrealized appreciation of $4,245,954 derived from $4,294,428 of gross unrealized appreciation less $48,474 gross unrealized depreciation.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Appleton Funds

By:	/s/ James I. Ladge
James I. Ladge
President and Treasurer
November 1, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James I. Ladge
James I. Ladge
President and Treasurer
November 1, 2012